Lease (Schedule of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease costs
Operating lease costs	$ 111	$ 71
Total leases costs	$ 111	$ 71